Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year(1)	Summary Compensation Table Total for PEO ($)(2)	Compensation Actually Paid to PEO ($)(3)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($)(2)	Average Compensation Actually Paid to Non- PEO Named Executive Officers ($)(3)	Value of Initial Fixed $100 Investment Based On:		Net Income ($)(6)	Company-Selected Measure: Core Revenue ($)(7)

					Total Stockholder Return ($)(4)	Peer Group Total Stockholder Return ($)(4,5)

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2026	11,356,364	6,409,468	7,027,490	4,443,266	20	272	(11,241,000)	1,504,749,000
2025	16,139,836	14,284,040	10,702,582	9,995,878	25	198	23,799,000	1,300,803,534
2024	14,377,970	(4,629,120)	5,689,669	(4,474,346)	29	172	(28,878,000)	1,122,730,000
2023	17,721,164	18,224,752	7,715,493	7,289,711	64	121	(223,725,000)	944,710,000
2022	13,929,027	6,016,600	35,416,613	17,964,941	60	86	(326,361,000)	633,365,000

Company Selected Measure Name	Core Revenue
Named Executive Officers, Footnote	During fiscal years 2022, 2023, 2024, 2025 and 2026 our principal executive officer (PEO) was René Lacerte. The names of each non-PEO Named Executive Officer included for purposes of calculating the average amounts of total compensation in each covered fiscal year are as follows:

FY26	FY25	FY24	FY23	FY22

John Rettig	John Rettig	John Rettig	John Rettig	John Rettig
Rohini Jain	Ken Moss	Rajesh Aji	Rajesh Aji	Bora Chung
Mike Cieri	Mary Kay Bowman	Loren Padelford	Bora Chung	Thomas Clayton
Mary Kay Bowman	Mike Cieri		Loren Padelford	Mark Lenhard
Ken Moss				Blake Murray

Peer Group Issuers, Footnote	The peer group used is the S&P 500 Information Technology Index, as used in the performance graph shown in our annual report.
PEO Total Compensation Amount	$ 11,356,364	$ 16,139,836	$ 14,377,970	$ 17,721,164	$ 13,929,027
PEO Actually Paid Compensation Amount	$ 6,409,468	14,284,040	(4,629,120)	18,224,752	6,016,600
Adjustment To PEO Compensation, Footnote

	PEO: René Lacerte

Prior FYE Current FYE Fiscal Year		06/30/2025 06/30/2026 2026

SCT Total		$11,356,364
-	Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	($10,074,514)
+	Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$5,702,217
+	Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	($1,443,569)
+	Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$945,423
+	Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	($76,452)
-	Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0
Compensation Actually Paid		$6,409,468

Non-PEO NEO Average Total Compensation Amount	$ 7,027,490	10,702,582	5,689,669	7,715,493	35,416,613
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,443,266	9,995,878	(4,474,346)	7,289,711	17,964,941
Adjustment to Non-PEO NEO Compensation Footnote

		NEO

Prior FYE Current FYE Fiscal Year		06/30/2025 06/30/2026 2026

SCT Total		$7,027,490
-	Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	($5,991,878)
+	Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$3,766,743
+	Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	($877,317)
+	Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$643,197
+	Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$124,970
-	Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0
Compensation Actually Paid		$4,443,266

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid and Company TSR and Peer Group TSR The following chart illustrates the relationship between our Compensation Actually Paid and our TSR and our peer group TSR.
Compensation Actually Paid vs. Net Income	Compensation Actually Paid and Net Income The following chart illustrates the relationship between our Compensation Actually Paid and Net Income.
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid and Core Revenue The following chart illustrates the relationship between our Compensation Actually Paid and Core Revenue.
Total Shareholder Return Vs Peer Group	Compensation Actually Paid and Company TSR and Peer Group TSR The following chart illustrates the relationship between our Compensation Actually Paid and our TSR and our peer group TSR.
Tabular List, Table	Core Revenue; •EBITDA Less Float; •Relative Total Stockholder Return; and •Non-GAAP Operating Income.
Total Shareholder Return Amount	$ 20	25	29	64	60
Peer Group Total Shareholder Return Amount	272	198	172	121	86
Net Income (Loss)	$ (11,241,000)	$ 23,799,000	$ (28,878,000)	$ (223,725,000)	$ (326,361,000)
Company Selected Measure Amount	1,504,749,000	1,300,803,534	1,122,730,000	944,710,000	633,365,000
PEO Name	René Lacerte
Additional 402(v) Disclosure	The dollar amounts reported in columns (b) and (d) are the amounts reported for our PEO and the average of our non-PEO Named Executive Officers, respectively, for each corresponding year in the “Total” column in the Summary Compensation Table. The dollar amounts reported in columns (c) and (e) represent the amount of “compensation actually paid” to our PEO and non-PEO Named Executive Officers in each respective year. The dollar amounts do not reflect the actual amount of compensation earned or received during the applicable fiscal year. There are no material differences to the assumptions used to compute the valuation of the equity awards for calculation the “compensation actually paid” from the assumptions used to compute the valuation of such equity awards as of the grant date. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the total compensation of our PEO and non-PEO Named Executive Officers for fiscal 2026 to determine the “compensation actually paid” to each such period. Company and Peer Group total stockholder return is calculated assuming that a $100 investment was made on the close of trading on June 30, 2021 and reinvesting all dividends until the last day of each reported fiscal year. The dollar amounts represent the amount of net income (loss) reflected in our audited financial statements for each covered fiscal year. The company-selected metric is Core Revenue. Core Revenue growth continues to be viewed as a key metric of our business performance and aligned with long term stockholder value creation as reflected in its use in our Fiscal 2026 Bonus Program and fiscal 2026 financial PSU awards. We define Core Revenue as revenue generated by subscription and transaction fees.
Measure:: 1
Pay vs Performance Disclosure
Name	Core Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	EBITDA Less Float
Measure:: 3
Pay vs Performance Disclosure
Name	Relative Total Stockholder Return
Measure:: 4
Pay vs Performance Disclosure
Name	Non-GAAP Operating Income
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (10,074,514)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,702,217
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,443,569)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	945,423
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(76,452)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,991,878)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,766,743
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(877,317)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	643,197
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	124,970
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0